Note G - Deposits - Interest-Bearing Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
NOW accounts	$ 158,650	$ 155,051
Savings and Money Market	241,018	237,761
In denominations of $250,000 or less	181,690	168,546
In denominations of more than $250,000	21,711	19,518
Total	203,401	188,064
Total interest-bearing deposits	$ 603,069	$ 580,876